Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.13%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–4.92%
Invesco Fundamental Alternatives Fund, Class R6	—	$8,762,959	$—	$(8,867,955)	$(37,443)	$142,439	$—	—	$—
Invesco Global Real Estate Income Fund, Class R6	1.77%	6,288,773	211,847	(593,832)	583,565	33,958	102,569	697,042	6,524,311
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.15%	8,724,998	2,842,412	—	25,967	—	—	1,268,422	11,593,377
Invesco Master Event-Linked Bond Fund, Class R6	—	2,331,045	59,860	(2,061,456)	32,382	(361,831)	57,254	—	—
Total Alternative Funds		26,107,775	3,114,119	(11,523,243)	604,471	(185,434)	159,823		18,117,688
Domestic Equity Funds–19.83%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.56%	12,452,772	4,413,860	(1,900,554)	1,689,513	146,026	—	418,263	16,801,617
Invesco Main Street Small Cap Fund, Class R6	1.46%	15,925,952	74,547	(12,989,532)	(1,596,237)	4,035,222	1,810	247,115	5,377,215
Invesco Russell 1000 Dynamic Multifactor ETF	4.19%	15,474,557	127,690	(2,633,186)	1,672,067	790,847	134,038	333,304	15,431,975
Invesco S&P 500® Low Volatility ETF	2.24%	7,948,167	156,107	(481,530)	623,792	25,696	102,993	135,967	8,272,232
Invesco S&P 500® Pure Growth ETF(c)	3.89%	15,817,896	970,233	(4,956,288)	1,216,615	1,295,338	635	74,490	14,343,794
Invesco S&P 500® Pure Value ETF	2.03%	13,634,840	254,084	(9,389,390)	(108,129)	3,074,212	153,720	98,478	7,465,617
Invesco S&P SmallCap Low Volatility ETF	1.46%	8,726,915	—	(4,623,601)	194,604	1,094,057	57,552	114,455	5,391,975
Total Domestic Equity Funds		89,981,099	5,996,521	(36,974,081)	3,692,225	10,461,398	450,748		73,084,425
Fixed Income Funds–55.54%
Invesco 1-30 Laddered Treasury ETF	9.77%	—	35,833,725	(730,571)	862,550	23,423	216,184	991,436	35,989,127
Invesco Core Plus Bond Fund, Class R6	13.73%	58,845,474	3,109,683	(10,325,678)	(863,721)	(177,878)	866,869	4,492,707	50,587,880
Invesco Fundamental High Yield® Corporate Bond ETF	4.44%	10,640,523	5,673,388	—	40,211	—	366,514	839,534	16,354,122
Invesco Income Fund, Class R6(d)	2.72%	14,078,260	619,460	(4,965,204)	19,738	270,368	288,852	1,256,383	10,013,375
Invesco International Bond Fund, Class R6(d)	5.46%	32,770,710	4,325,189	(13,845,905)	(2,810,952)	(194,657)	469,351	3,850,504	20,138,136
Invesco Master Loan Fund, Class R6	4.58%	13,561,377	2,682,743	—	628,780	—	511,147	1,046,420	16,872,900
Invesco Taxable Municipal Bond ETF(c)	11.86%	38,317,769	6,100,002	(65,185)	(625,542)	(1,962)	834,017	1,328,626	43,725,082
Invesco Variable Rate Investment Grade ETF(d)	2.98%	19,080,890	1,285,219	(9,451,944)	117,580	(28,952)	67,759	437,445	10,986,431
Total Fixed Income Funds		187,295,003	59,629,409	(39,384,487)	(2,631,356)	(109,658)	3,620,693		204,667,053
Foreign Equity Funds–19.05%
Invesco Developing Markets Fund, Class R6	3.49%	—	14,042,494	(421,006)	(767,911)	3,761	—	248,499	12,857,338
Invesco Global Fund, Class R6	7.41%	16,050,989	11,347,658	(2,817,742)	2,508,506	217,819	—	208,979	27,307,230
Invesco Global Infrastructure Fund, Class R6	1.02%	3,461,890	46,371	(90,677)	345,792	4,055	46,371	309,313	3,767,431
Invesco International Select Equity Fund, Class R6(b)	2.41%	6,869,278	3,347,793	—	(1,347,157)	—	—	658,005	8,869,914
Invesco International Small-Mid Company Fund, Class R6	1.84%	6,528,605	—	(354,444)	600,261	22,449	—	111,809	6,796,871
Invesco RAFI™ Strategic Developed ex-US ETF	0.95%	3,462,908	—	(284,743)	272,516	64,097	81,799	117,748	3,514,778
Invesco S&P International Developed Low Volatility ETF	1.93%	6,853,705	121,357	(15,672)	147,061	107	156,345	232,013	7,106,558
Total Foreign Equity Funds		43,227,375	28,905,673	(3,984,284)	1,759,068	312,288	284,515		70,220,120
Money Market Funds–0.79%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.29%	564,111	25,275,958	(24,767,604)	—	—	167	1,072,465	1,072,465
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.13%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.17%	$402,778	$18,010,584	$(17,795,443)	$—	$40	$62	617,712	$617,959
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.33%	644,699	28,886,809	(28,305,833)	—	—	70	1,225,675	1,225,675
Total Money Market Funds		1,611,588	72,173,351	(70,868,880)	—	40	299		2,916,099
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $330,862,773)	100.13%	348,222,840	169,819,073	(162,734,975)	3,424,408	10,478,634	4,516,078		369,005,385

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.58%
Invesco Private Government Fund, 0.02%(e)(f)	0.17%	1,186,189	55,475,593	(56,024,897)	—	—	126(g)	636,885	636,885
Invesco Private Prime Fund, 0.11%(e)(f)	0.41%	1,779,284	93,127,431	(93,421,103)	—	453	1,814(g)	1,485,471	1,486,065
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,122,950)	0.58%	2,965,473	148,603,024	(149,446,000)	—	453	1,940		2,122,950
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $332,985,723)	100.71%	$351,188,313	$318,422,097	$(312,180,975)	$3,424,408	$10,479,087(h)(i)	$4,518,018(h)		$371,128,335
OTHER ASSETS LESS LIABILITIES	(0.71)%								(2,604,645)
NET ASSETS	100.00%								$368,523,690
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$72,737
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$366,089,286	$—	$—	$366,089,286
Money Market Funds	2,916,099	2,122,950	—	5,039,049
Total Investments	$369,005,385	$2,122,950	$—	$371,128,335
Invesco Select Risk: Moderately Conservative Investor Fund